Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficit) Equity (Parentheticals) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Net off offering costs	$ 150,780	$ 150,780